NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income - The Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	£ 2,497	£ 2,786	£ 2,844
Fee and commission expense	(1,228)	(1,024)	(943)
Net fee and commission income	1,269	1,762	1,901
Current Accounts [member]
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	647	712	753
Credit and Debit Card Fees [member]
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	974	949	875
Commercial banking and treasury fees [member]
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	271	321	303
Private Banking and Asset Management [member]
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	94	98	99
Factoring [member]
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	83	91	112
Other Fees and Commissions [member]
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	£ 428	£ 615	£ 702